Related party disclosures - Remuneration of KMP (Details) - AUD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Remuneration of KMP
Short-term Benefits	$ 23,210,820	$ 25,048,403
Post Employment Benefits	618,631	621,606
Other Long-term Benefits	297,495	156,590
Share-based Payments	16,086,623	16,106,111
Total	40,213,569	41,932,710
Parent Entity
Remuneration of KMP
Short-term Benefits	21,807,008	23,859,466
Post Employment Benefits	537,187	545,524
Other Long-term Benefits	297,495	156,590
Share-based Payments	15,301,417	15,268,712
Total	$ 37,943,107	$ 39,830,292